April 27, 2009 via EDGAR

Rebecca Marquigny Senior Counsel Securities and Exchange Commission 100 F Street, N.E. Washington D.C. 20549-4644

RE:	Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A number 69
Request for Acceleration and Limited Review
File Numbers. 002-35570, 811-01944

Dear Ms. Marquigny,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“Amendment number 69”).

On March 2, 2009, the Registrant filed post-effective amendment number 68 to Registrant’s registration statement on Form N-1A (“Amendment number 68”) pursuant to Rule 485(a)(1) under the 1933 Act.

Following Amendment number 68, the Registrant filed correspondence and drafts on March 26, March 27, and April 9, 2009 for Staff review. Those drafts reflected changes, which were noted in the correspondence and drafts, including:

  Addition of a new sub-advisor, Westwood Management Corp., to the LargeCap Value Account III.
  Implementation of a program by which Principal Management Corporation will, in the future, provide investment advisory services to a percentage of the assets of certain PVC Accounts.
  Removal of the LargeCap Value Account II series from the Post-Effective Amendment. (On March 4, 2009, the Registrant submitted a filing pursuant to 1933 Act Rule 497 to communicate that the LargeCap Value Account II would be merging into the LargeCap Value Account III on Friday, April 24, 2009.)
  Clarification of the Principal LifeTime Strategic Income Account’s investment objective.
  Implementation of a program by which Principal Management Corporation will manage a small amount of cash in certain PVC Accounts.

Staff comments, which were provided by telephone on April 14, 2009, related to these drafts. In Amendment number 69, the Registrant made changes in response to Staff comments.

Pursuant to Release No. 33-6510 (February 15, 1984), the Registrant requests that Amendment number 69 receive selective review.

Furthermore, the Registrant and Principal Funds Distributor, Inc., the Registrant’s principal underwriter, hereby jointly request that pursuant to Rule 461(a) of the 1933 Act that the effective date of the Amendment number 69 be accelerated so that it will become effective on May 1, 2009. Based on previous telephone conversations with the Staff, we understand the Staff would give favorable consideration to this request.

The Registrant and Principal Funds Distributor, Inc. acknowledge their statutory obligations under federal securities laws. The Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the registration statement and that should the Commission or its staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from action with respect to the filing. The Registrant acknowledges that the action of the Commission or its staff, acting pursuant to delegated authority, in accelerating the effective date of the Registration Statement, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of disclosures in the registration statement. The Registrant further acknowledges that it may not assert Commission staff comments, or changes in disclosure in response to the same, as a defense in any proceeding initiated by the Commission or any person under the federal securities laws.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer Mills

Jennifer Mills
Attorney

Signature on behalf of the Registrant	Signature on behalf of the Principal Underwriter
Principal Variable Contracts Funds, Inc.	Principal Funds Distributor, Inc.

/s/ Michael D. Roughton	/s/ Adam U. Shaikh
by:	by:
Michael D. Roughton	Adam U. Shaikh
Counsel	Counsel